Prepaid Expenses and Other Current and Non-Current Assets, Net	12 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current and Non-Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

5. PREPAID EXPENSES AND OTHER CURRENT AND NON-CURRENT ASSETS, NET

Prepaid expenses and other current assets consists of the following

	As of March 31,
	2025	2026
	USD	USD
Other Receivables, net	307,663	722,921
Deposit	187,787	271,805
Prepayment*	1,710,712	303,207
	2,206,162	1,297,933

Non-Current Portion	178,786	221,243
Current Portion	2,027,376	1,076,690
	2,206,162	1,297,933

*	As of March 31, 2025, the balance was mainly due to the prepaid for the consulting fees and deferred cost for share-based compensation, which were subsequently utilized in the amounts of USD 135,608 and USD 1,241,651, respectively.